Quarterly portfolio holdings
John Hancock
Fundamental Equity Income Fund
U.S. equity
December 31, 2025
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Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 94.1%		$5,751,346
(Cost $5,096,380)
Communication services 7.4%		449,964
Interactive media and services 4.1%
Alphabet, Inc., Class A	526	164,638
Meta Platforms, Inc., Class A	129	85,152
Media 3.3%
Comcast Corp., Class A	6,697	200,174
Consumer discretionary 12.8%		781,971
Automobile components 0.5%
Mobileye Global, Inc., Class A (A)	3,054	31,884
Broadline retail 2.0%
Amazon.com, Inc. (A)	517	119,334
Hotels, restaurants and leisure 4.4%
Las Vegas Sands Corp.	641	41,723
Sodexo SA, ADR	6,785	69,818
Starbucks Corp.	544	45,810
Vail Resorts, Inc.	823	109,294
Household durables 2.0%
Lennar Corp., Class A	1,208	124,182
Specialty retail 1.2%
Lowe’s Companies, Inc.	317	76,448
Textiles, apparel and luxury goods 2.7%
LVMH Moet Hennessy Louis Vuitton SE, ADR	1,084	163,478
Consumer staples 4.1%		248,569
Beverages 1.5%
Diageo PLC, ADR	1,057	91,187
Consumer staples distribution and retail 0.8%
Walmart, Inc.	403	44,898
Food products 0.8%
Danone SA, ADR	2,716	48,997
Household products 0.5%
Reynolds Consumer Products, Inc.	1,352	30,988
Personal care products 0.5%
Kenvue, Inc.	1,884	32,499
Energy 6.3%		384,062
Oil, gas and consumable fuels 6.3%
Cheniere Energy, Inc.	872	169,508
Kinder Morgan, Inc.	2,587	71,117
Suncor Energy, Inc.	2,661	118,042
Valero Energy Corp.	156	25,395
Financials 15.7%		959,075
Banks 4.2%
Bank of America Corp.	944	51,920
Citigroup, Inc.	833	97,203
First Hawaiian, Inc.	1,526	38,608
Wells Fargo & Company	727	67,756
Capital markets 9.9%
KKR & Company, Inc.	1,276	162,664
Morgan Stanley	495	87,877
Nasdaq, Inc.	1,620	157,351
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
S&P Global, Inc.	112	$58,530
State Street Corp.	656	84,631
The Goldman Sachs Group, Inc.	62	54,498
Consumer finance 1.6%
American Express Company	265	98,037
Health care 20.4%		1,246,533
Health care equipment and supplies 4.7%
Becton, Dickinson and Company	782	151,763
Zimmer Biomet Holdings, Inc.	1,474	132,542
Health care providers and services 6.5%
Elevance Health, Inc.	517	181,234
McKesson Corp.	105	86,130
UnitedHealth Group, Inc.	400	132,044
Life sciences tools and services 1.7%
Thermo Fisher Scientific, Inc.	175	101,404
Pharmaceuticals 7.5%
Bristol-Myers Squibb Company	2,510	135,389
GSK PLC, ADR	2,809	137,753
Haleon PLC, ADR	10,689	108,066
Merck & Company, Inc.	762	80,208
Industrials 7.6%		467,052
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	1,181	117,143
Electrical equipment 1.5%
Regal Rexnord Corp.	658	92,331
Ground transportation 0.8%
Union Pacific Corp.	208	48,115
Machinery 1.6%
Fortive Corp.	1,771	97,777
Trading companies and distributors 1.8%
United Rentals, Inc.	138	111,686
Information technology 10.8%		663,594
Electronic equipment, instruments and components 0.9%
CDW Corp.	416	56,659
Semiconductors and semiconductor equipment 3.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	313	95,118
Texas Instruments, Inc.	652	113,115
Software 6.5%
Adobe, Inc. (A)	168	58,798
Microsoft Corp.	379	183,292
Oracle Corp.	408	79,523
Salesforce, Inc.	291	77,089
Materials 2.0%		120,158
Chemicals 2.0%
LyondellBasell Industries NV, Class A	2,775	120,158
Real estate 7.0%		430,368
Specialized REITs 7.0%
American Tower Corp.	762	133,784
Crown Castle, Inc.	2,375	211,066
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
Millrose Properties, Inc., Class A	2,863	$85,518

	Yield (%)	Shares	Value
Short-term investments 5.9%			$358,124
(Cost $358,099)
Short-term funds 5.9%			358,124
John Hancock Collateral Trust (B)	3.7477(C)	35,797	358,124

Total investments (Cost $5,454,479) 100.0%	$6,109,470
Other assets and liabilities, net (0.0%)	(798)
Total net assets 100.0%	$6,108,672

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
The fund had the following country composition as a percentage of net assets on 12-31-25:
United States	85.9%
United Kingdom	5.5%
France	4.6%
Canada	1.9%
Taiwan	1.6%
Other countries	0.5%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	35,797	$977,036	$1,110,899	$(1,729,910)	$497	$(398)	$19,416	—	$358,124
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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